SCHEDULE OF BANK LOAN (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 26, 2025 USD ($)	Jul. 26, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 09, 2024 USD ($)	Aug. 09, 2024 CNY (¥)
Line of Credit Facility [Line Items]
Total	$ 318,865			$ 323,472
Industrial & Commercial Bank of China (“ICBC”) [Member]
Line of Credit Facility [Line Items]
Total		$ 318,865	¥ 2,270,000		$ 323,472	¥ 2,270,000
Interest rate		2.75%	2.75%		3.10%	3.10%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan One [Member]
Line of Credit Facility [Line Items]
Total	$ 318,865
Loan period	July 31, 2025 to July 26, 2026
Interest rate	2.75%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Bank Loan Two [Member]
Line of Credit Facility [Line Items]
Total				$ 323,472
Loan period	August 9, 2024 to August 9, 2025
Interest rate	3.10%